Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 4,225	£ 2,093
Other income	8	42
Other comprehensive income	3,723	1,107
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	181	316
Other income	(27)	177
Other comprehensive income	(2)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	152	493
Significant unobservable inputs (Level 3) [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(2)	(1)
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(2)	(1)
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	248	212
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	248	212
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	2
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	2
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(16)	6
Other income	(1)	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(17)	6
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(177)	21
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(177)	21
Financial assets at fair value through income statement [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	126	75
Other income	(24)	178
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	102	253
Financial assets at fair value through other comprehensive income, category [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	(2)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ (2)	£ 0